Summary of Significant of Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2018 CNY (¥)	Jun. 30, 2017 Segment	Dec. 31, 2019 CNY (¥) Item ¥ / shares	Dec. 31, 2019 USD ($) Item	Dec. 31, 2018 CNY (¥) Segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)
Restricted cash			¥ 2,638		¥ 6,133		$ 379
Cash pledged as collateral for a short-term bank loan			2,163		2,128		311
Cash reserved in third-party trust account			¥ 332		¥ 382		48
Number of reporting segment | Segment		3			3
Number of pricing models | Item			3	3
Advertising and promotional expenses			¥ 1,305,720	$ 187,555	¥ 1,646,378	¥ 1,380,913
Cash and cash equivalents, restricted cash, short-term investments and available-for-sale debt security			¥ 2,354,760				338,240
Maximum ownership percentage in ICP business			50.00%	50.00%
Appreciation (depreciation) rate of foreign currency exchange (as a percent)			(4.10%)	(4.10%)	(5.70%)	6.30%
Operating lease right of use asset			¥ 183,563				26,367	¥ 216,540	$ 31,104
Operating lease liability			180,104				25,870	¥ 218,077	$ 31,325
Operating Lease, Liability, Current			58,503				8,404
Operating Lease, Liability, Noncurrent			121,601				17,466
Deferred Revenue, Revenue Recognized			¥ 84,703	$ 12,167	¥ 73,837
Accounting Standards Update 2014-09 [Member]
Cumulative Effect on Retained Earnings | ¥	¥ 11,892
PRC
Cash and cash equivalents, restricted cash, short-term investments and available-for-sale debt security held percentage			55.20%	55.20%
Non-PRC
Cash and cash equivalents, restricted cash, short-term investments and available-for-sale debt security held percentage			44.80%	44.80%
Facebook | Total Revenue [Member]
Concentration risk percentage						11.10%
Baidu | Total Revenue [Member]
Concentration risk percentage					12.10%	10.60%
Google | Total Revenue [Member]
Concentration risk percentage			13.80%	13.80%	14.40%	15.20%
Bytedance | Total Revenue [Member]
Concentration risk percentage			8.10%	8.10%
Scenario, Previously Reported [Member]
Restricted cash					¥ 3,480		$ 0
Cross Currency Interest Rate Contract [Member]
Noon buying rate | (per share)			¥ 6.9618				$ 1.00